Cover	12 Months Ended
Sep. 27, 2025
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	WALT DISNEY CO/
Entity Central Index Key	0001744489